Leases - Summary Of Weighted Average In Operating Leases (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	Mar. 31, 2023	Mar. 31, 2022
Lessee Operating Leases [Line Items]
Weighted average remaining lease term (in years)	4 years 3 months 18 days	3 years 7 months 6 days
Weighted average discount rate	3.65%	2.42%